Retirement Plans and Postretirement Costs (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Loss on settlement of pension obligation	$ (2,144,000)
Rabbi Trust Assets - SERP	1,500,000	4,400,000
Postretirement plan annual benefit limit for future eligible retirees	4,000
Defined benefit plan benefit for future eligible retirees period	5 years
Health care cost trend rate for next fiscal year	7.50%
Ultimate health care cost trend rate	5.00%
Benefit obligations, expected return on plan assets	7.50%
Percentage target asset allocation	100.00%
Public equity return applied to target allocation in determining expected long term rate of return	7.50%
Actual Historical Annualized Returns Using Target Allocation - 5 Years	5.33%
Actual Historical Annualized Returns Using Target Allocation - 10 Years	7.28%
Actual Historical Annualized Returns Using Target Allocation - 15 Years	5.65%
Actual Historical Annualized Returns Using Target Allocation - 20 Years	7.53%
Actual Historical Annualized Returns Using Target Allocation - 25 Years	8.26%
Actual Historical Annualized Returns Using Target Allocation - 30 Years	9.32%
Employer contribution defined contribution plan	1,500,000	1,400,000	1,300,000
Percent of each dollar of eligible employee contributions matched by employer	100.00%
Employer matching contribution to employee up to participant's eligible contribution	5.00%
Supplemental Employee Retirement Plans, Defined Benefit
Retirement Plans and Postretirement Costs (Textual) [Abstract]
SERP benefit obligation cash settlement	5,800,000
Loss on settlement of pension obligation	2,100,000
Projected benefit obligation	1,464,000	7,216,000
Expected employer contributions during fiscal 2014
Pension and SERP Benefits
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Loss on settlement of pension obligation	2,144,000
Projected benefit obligation	89,915,000	103,383,000	89,609,000
Prior service costs included in accumulated other comprehensive loss before tax to be recognized during fiscal 2014	12,000
Prior service costs included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	7,000
Net actuarial loss included in accumulated other comprehensive loss before tax expense to be recognized during fiscal 2014	2,700,000
Net actuarial loss included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	1,700,000
Benefit obligations, expected return on plan assets	7.50%	7.50%
Postretirement Benefits
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Loss on settlement of pension obligation
Projected benefit obligation	3,540,000	4,475,000	4,586,000
Prior service costs included in accumulated other comprehensive loss before tax to be recognized during fiscal 2014	764,000
Prior service costs included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	474,000
Net actuarial loss included in accumulated other comprehensive loss before tax expense to be recognized during fiscal 2014	847,000
Net actuarial loss included in accumulated other comprehensive loss after tax to be recognized during fiscal 2014	525,000
Benefit obligations, expected return on plan assets
Expected employer contributions during fiscal 2014	823,000
Public equity
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Percentage target asset allocation	70.00%
Public equity return applied to target allocation in determining expected long term rate of return	9.50%
Fixed income
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Percentage target asset allocation	30.00%
Public equity return applied to target allocation in determining expected long term rate of return	3.00%
Qualified Pension Plan
Retirement Plans and Postretirement Costs (Textual) [Abstract]
Expected employer contributions during fiscal 2014	$ 3,000,000